Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	16.00%		12.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	100.00%	25.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage		33.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage		11.00%
Customer Concentration Risk [Member] | Customer H [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage		17.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage		63.00%
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	20.00%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			28.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			20.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			28.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			96.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage		23.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer J [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer L [Member] | Revenue Benchmark [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Customer B [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	12.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier C [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	34.00%	56.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier J [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	11.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier K [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	13.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier A [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier D [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage		12.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Customer E [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Customer F [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier G [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			27.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier H [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			21.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier I [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier L [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier B [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage		12.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier E [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			11.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier F [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			28.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier J [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier K [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier H [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier I [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage			16.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier L [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	76.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage	15.00%	41.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage		50.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier F [Member]
Concentration of Risk - Schedule of Information About the Group’s Concentration of Customers (Details) [Line Items]
Concentration Risk, Percentage